Capital and Other Components of Equity - Schedule Of Related Information On treasury Share Transactions (Detail) - Transfer to employees [member] shares in Thousands	12 Months Ended
Dec. 31, 2019 shares
Disclosure of treasury share transactions
Number of shares, Beginning of Period	0
Addition	125,000
Reductions	0
Number of shares, End of Period	125,000